Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 TWD ($)	Dec. 31, 2014 TWD ($)
Cash and cash equivalents [abstract]
Cash on hand	$ 8,404	$ 284	$ 6,856
Checking accounts and demand deposits	39,697,319	1,339,316	28,823,763
Cash equivalents	6,372,343	214,991	9,561,905
Cash and cash equivalents,total	$ 46,078,066	$ 1,554,591	$ 38,392,524	$ 1,295,294	$ 55,251,181	$ 51,694,410